united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 , Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 6/30/16

Item 1. Reports to Stockholders.

The FX Strategy Fund

Semi-Annual Report

June 30, 2016

 1-855-397-8728

 www.fxstrategyfund.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of The FX Strategy Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

THE FX STRATEGY FUND
Portfolio Review (Unaudited)
June 30, 2016

The Fund’s performance figures+ for the periods ended June 30, 2016, compared to its benchmarks:

				Annualized	Annualized
			Annualized	Since Inception	Since Inception
	Six Months	One Year	Three Year	– Class I*	– Class A**
The FX Strategy Fund Class I	(8.00)%	(5.43)%	4.28%	2.36%
The FX Strategy Fund Class A
Without sales charge	(7.91)%	(5.35)%	4.24%		4.43%
With sales charge	(13.19)%	(10.82)%	2.20%		3.18%
S&P 500 Index ***	3.84%	3.99%	11.66%	11.43%	13.38%
Citigroup 3-Month Treasury Bill Index ****	0.12%	0.14%	0.07%	0.07%	0.06%

*	Class I commenced operations on February 25, 2011.

**	Class A commenced operations on August 3, 2011.

***	The S&P 500 Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Citigroup 3-Month Treasury Bill Index measures monthly return equivalents of yield averages that are not marked to market. The Three-Month Treasury Bill Index consists of the last three three-month Treasury Bill issues. Investors cannot invest directly in an index or benchmark.

+	Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. As of the most recent prospectus, dated May 1, 2016, the Fund’s total gross annual operating expenses before waiver, including underlying funds, are 2.07% for Class I and 1.79% for Class A. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the Fund shares. For performance information current to the most recent month-end, please call 1-855-397-8728.

Portfolio Composition as of June 30, 2016:

Percent of Net
Assets
Private Investment Funds	42.3%
Mutual Funds	23.1%
Exchange Traded Funds	14.0%
Money Market Fund	11.0%
Other Assets Less Liabilities	9.6%
Total	100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

THE FX STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 14.0%
243	iShares Floating Rate Bond ETF	$12,301
36,532	PIMCO Enhanced Short Maturity Active ETF	3,695,943
	TOTAL EXCHANGE TRADED FUNDS (Cost $3,701,072)	3,708,244

	MUTUAL FUNDS - 23.1%
299,401	Fidelity Conservative Income Bond Fund	3,002,994
292,536	Vanguard Short-Term Bond Index Fund - Institutional Shares	3,106,732
	TOTAL MUTUAL FUNDS (Cost $6,062,912)	6,109,726

	PRIVATE INVESTMENT FUNDS - 42.3%
4,186	FX Strategy LLC *	5,471,893
3,913	P/E Funds Ltd. - The Global Aggressive Fund Class F2 *	5,738,944
	TOTAL PRIVATE INVESTMENT FUNDS (Cost $10,142,321)	11,210,837

	SHORT-TERM INVESTMENT - 11.0%
	MONEY MARKET FUND - 11.0%
2,914,851	Dreyfus Cash Advantage Fund, 0.36% + (Cost $2,914,851)	2,914,851

	TOTAL INVESTMENTS - 90.4% (Cost $22,821,156) (a)	$23,943,658
	OTHER ASSETS LESS LIABILITIES - 9.6%	2,554,353
	NET ASSETS - 100.00%	$26,498,011

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $25,356,597 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,830,399
Unrealized depreciation:	(3,243,338)
Net unrealized depreciation:	$(1,412,939)

*	Non-Income producing security.

+	Money market fund; interest rate reflects seven-day yield on June 30, 2016.

Unrealized
Appreciation
SWAP CONTRACTS *
The Societe Generale, S.A. (London) Total Return Swap provides exposure to the daily, total returns of a Reference Index calculated using the performance of the P/E (Investments) FX Strategy Index (standard). The Societe Generale/PE FX Strategy swap features a basket of currency trades managed by P/E Investments in coordination with Societe Generale (Newedge) UK, Ltd. According to the terms of the swap, The FX Strategy Fund may reset the notional value or the trading level of the Societe Generale, S.A./PE Total Return Swap as frequently as daily on a T+1 basis. The swap pays a financing fee of 50bps and is subject to a minimum charge of $4,000 monthly, which is accrued daily and paid monthly. The swap became effective on January 7, 2016 and has an open-ended maturity but can be terminated by either party. (Initial Notional Value was $10,200,000)
Total Net Unrealized Appreciation on Swap Contracts	$209,290

See accompanying notes to financial statements.

THE FX STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments in Securities at Fair Value (identified cost $22,821,156)	$23,943,658
Cash held as Collateral for Swaps	2,400,000
Deposit with Brokers for Futures Contracts	6,129
Dividends and Interest Receivable	5,999
Net Unrealized Appreciation on Swap Contracts	209,290
Prepaid Expenses and Other Assets	24,988
Total Assets	26,590,064

Liabilities:
Redemptions Payable	62,223
Accrued Advisory Fees Payable	10,575
Payable to Related Parties	4,768
Accrued Expenses and other liabilities	14,487
Total Liabilities	92,053

Net Assets	$26,498,011

Composition of Net Assets:

At June 30, 2016, Net Assets consisted of:
Paid-in-Capital	$29,127,671
Accumulated Undistributed Net Investment Income	2,057,853
Accumulated Net Realized Loss From Security Transactions and Futures Contracts	(6,019,305)
Net Unrealized Appreciation on:
Investments	1,122,502
Swap	209,290
Net Assets	$26,498,011

Class I Shares:
Net Assets (Unlimited shares of no par value interest authorized: 2,647,655 shares of beneficial interest outstanding)	$24,048,008

Net Asset Value, Offering and Redemption Price per Share ($24,048,008/2,647,655 shares of beneficial interest outstanding)	$9.08

Class A Shares:
Net Assets (Unlimited shares of no par value interest authorized; 269,961 shares of beneficial interest outstanding)	$2,450,003

Net Asset Value and Redemption Price per Share ($2,450,003/269,961 shares of beneficial interest outstanding)	$9.08

Offering Price Per Share ($9.08/0.9425)	$9.63

See accompanying notes to financial statements.

THE FX STRATEGY FUND
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2016

Investment Income:
Dividend Income	$52,312
Interest Income	7,237
Total Investment Income	59,549

Expenses:
Investment Advisory Fees	138,804
Distribution Fees (12b-1) - Class I	30,888
Administration Fees	21,015
Transfer Agent Fees	20,033
Non 12b-1 Shareholder Service Fees	17,654
Fund Accounting Fees	17,510
Registration & Filing Fees	16,908
Margin/Interest Expense	16,346
Audit Fees	10,463
Chief Compliance Officer Fees	9,394
Trustees’ Fees	6,446
Legal Fees	6,007
Printing Expense	4,972
Custody Fees	4,030
Miscellaneous Expenses	490
Total Expenses	320,960
Less: 12b-1 Fees Waived - Class I	(30,888)
Investment Advisory Fees Waived by the Adviser	(69,402)
Net Expenses	220,670

Net Investment Loss	(161,121)

Net Realized and Unrealized Gain/(Loss) on Investments, Futures and Swap Contracts:
Net Realized Loss on:
Investments	(221,484)
Futures Contracts	(133,775)
Swap Contracts	(806,875)
Total Net Realized Loss	(1,162,134)
Net Change in Unrealized Appreciation/(Depreciation) on:
Investments	(1,431,067)
Futures Contracts	(102,756)
Swap Contracts	209,290
Total Net Change in Unrealized Depreciation	(1,324,533)
Net Realized and Unrealized Loss on Investments, Futures and Swap Contracts	(2,486,667)
Net Decrease in Net Assets Resulting From Operations	$(2,647,788)

See accompanying notes to financial statements.

THE FX STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For The Six Months	For The Year
	Ended	Ended
	June 30, 2016	December 31, 2015
	(Unaudited)	Consolidated
Operations:
Net Investment Loss	$(161,121)	$(1,787,682)
Net Realized Gain (Loss) on Investments and Futures Contracts	(1,162,134)	7,263,758
Distributions of Realized Gains from Underlying Investment Companies	—	3,833
Net Change in Unrealized Depreciation on Investments and Futures Contracts	(1,324,533)	(1,673,333)
Net Increase (Increase) in Net Assets Resulting From Operations	(2,647,788)	3,806,576

Distributions to Shareholders From:
Class I
Net Realized Gains ($0.00 and $1.66 per share, respectively)	—	(3,322,281)
Return of Capital ($0.00 and $0.52 per share, respectively)	—	(1,039,528)
	—	(4,361,809)

Class A
Net Realized Gains ($0.00 and $1.66 per share, respectively)	—	(727,955)
Return of Capital ($0.00 and $0.52 per share, respectively)	—	(227,774)
	—	(955,729)

Total Distributions to Shareholders	—	(5,317,538)

From Shares of Beneficial Interest Transactions:
Class I Shares:
Proceeds from Shares Issued (618,430 and 1,318,580 shares, respectively)	5,840,970	14,876,449
Distributions Reinvested (0 and 434,255 shares, respectively)	—	4,225,309
Cost of Shares Redeemed (584,839 and 1,629,714 shares, respectively)	(5,243,095)	(19,028,034)
Total From Shares of Beneficial Interest Transactions	597,875	73,724

Class A Shares:
Proceeds from Shares Issued (9,473 and 15,812 shares, respectively)	88,483	188,662
Distributions Reinvested (0 and 4,383 shares, respectively)	—	42,641
Cost of Shares Redeemed (180,777 and 1,071,166 shares, respectively)	(1,696,175)	(12,605,159)
Total From Shares of Beneficial Interest Transactions	(1,607,692)	(12,373,856)

Total Decrease in Net Assets From Shares of Beneficial Interest Transactions	(1,009,817)	(12,300,132)

Total Decrease in Net Assets	(3,657,605)	(13,811,094)

Net Assets:
Beginning of Period	30,155,616	43,966,710
End of Period	$26,498,011	$30,155,616

Accumulated Undistributed Net Investment Income at End of Period	$2,057,853	$2,218,974

See accompanying notes to financial statements.

THE FX STRATEGY FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented.

	For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		For the
	June 30, 2016		December 31, 2015		December 31, 2014		December 31, 2013		December 31, 2012		Period Ended
	(Unaudited)		Consolidated		Consolidated		Consolidated		Consolidated		December 31, 2011*
Class I
Net Asset Value, Beginning of Period	$9.87		$11.04		$8.43		$9.13		$10.11		$10.00
Decrease From Operations:
Net investment loss (a)	(0.06)		(0.56)		(0.25)		(0.14)		(0.11)		(0.12)
Net gain (loss) from securities (both realized and unrealized)	(0.73)		1.57		2.86		(0.56)		(0.69)		0.23
Total from operations	(0.79)		1.01		2.61		(0.70)		(0.80)		0.11

Distributions to shareholders from:
Net investment income	—		—		—		—		(0.01)		—
Return of capital	—		(0.52)		—		—		(0.08)		—
Net realized gains	—		(1.66)		—		—		(0.09)		—
Total distributions	—		(2.18)		—		—		(0.18)		—

Net Asset Value, End of Period	$9.08		$9.87		$11.04		$8.43		$9.13		$10.11

Total Return (b)	(8.00	)%(g)	9.41%		30.96%		(7.67)%		(7.92)%		1.10%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$24,048		$25,803		$27,494		$31,045		$44,500		$15,580
Ratio to average net assets:
Expenses, Gross (d)	2.36	% (c)	5.89	% (f)	3.89	% (f)	2.77	% (f)	2.19	% (f)	2.49	% (c)
Expenses, Net of Waiver/Reimburement (d)	1.61	% (c)	5.14	% (f)	3.14	% (f)	2.02	% (f)	1.59	% (f)	2.02	% (c)
Net investment loss, Net of Waiver/Reimbursement (d)(e)	(1.16	)% (c)	(4.69	)% (f)	(2.81	)% (f)	(1.55	)% (f)	(1.06	)% (f)	(1.44	)% (c)
Portfolio turnover rate	10	% (g)	62%		29%		40%		89%		5	% (g)

*	Class I commenced operations on February 25, 2011.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.

(c)	Annualized for periods less than one year.

(d)	Does not include income and expenses of investment companies or private investments in which the Fund invests, which could be significant.

(e)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f)	Ratios include the income and expenses of Global Aggressive Strategy LLC, which was consolidated beginning September 5, 2012. See Note 1.

(g)	Not annualized.

See accompanying notes to financial statements.

THE FX STRATEGY FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented.

	For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		For the
	June 30, 2016		December 31, 2015		December 31, 2014		December 31, 2013		December 31, 2012		Period Ended
	(Unaudited)		Consolidated		Consolidated		Consolidated		Consolidated		December 31, 2011*
Class A
Net Asset Value, Beginning of Period	$9.86		$11.04		$8.43		$9.14	(f)	$10.11		$9.16
Decrease From Operations:
Net investment loss (a)	(0.03)		(0.56)		(0.25)		(0.14)		(0.10)		(0.03)
Net gain (loss) from securities (both realized and unrealized)	(0.75)		1.56		2.86		(0.57)		(0.69)		0.98
Total from operations	(0.78)		1.00		2.61		(0.71)		(0.79)		0.95

Distributions to shareholders from:
Net investment income	—		—		—		—		(0.01)
Return of capital	—		(0.52)		—		—		(0.08)		—
Net realized gains	—		(1.66)		—		—		(0.09)		—
Total distributions	—		(2.18)		—		—		(0.18)		—

Net Asset Value, End of Period	$9.08		$9.86		$11.04		$8.43		$9.14	(f)	$10.11

Total Return (b)	(7.91	)% (h)	9.30%		30.96%		(7.67)%		(7.90)%		10.37%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$2,450		$4,352		$16,473		$19,551		$35,420		$18,514
Ratio to average net assets:
Expenses, Gross (d)	2.11	% (c)	5.61	% (g)	3.64	% (g)	2.52	% (g)	1.94	% (g)	1.54	% (c)
Expenses, Net of Waiver/Reimburement (d)	1.61	% (c)	5.11	% (g)	3.14	% (g)	2.02	% (g)	1.57	% (g)	1.28	% (c)
Net investment loss, Net of Waiver/Reimbursement (d)(e)	(1.15	)% (c)	(4.69	)% (g)	(2.78	)% (g)	(1.55	)% (g)	(1.05	)% (g)	(0.65	)% (c)
Portfolio turnover rate	10	% (h)	62%		29%		40%		89%		5	% (h)

*	Class A commenced operations on August 3, 2011.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.

(c)	Annualized for periods less than one year.

(d)	Does not include income and expenses of investment companies or private investments in which the Fund invests, which could be significant.

(e)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f)	The NAV shown above differs from the traded NAV on December 31, 2012 due to financial statement rounding and/or financial statement adjustments. Total returns are calculated using the traded NAV on December 31, 2012 which was $9.13.

(g)	Ratios include the income and expenses of Global Aggressive Strategy LLC, which was consolidated beginning September 5, 2012. See Note 1.

(h)	Not annualized.

See accompanying notes to financial statements.

THE FX STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2016

1.	ORGANIZATION

The FX Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Fund’s investment objective is to seek income and capital appreciation. The Fund currently offers Class I and Class A shares. Class I commenced operations on February 25, 2011. Class A commenced operations on August 3, 2011. Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of the consolidated financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund’s investments in private investment funds are presented at fair value as determined by the adviser. The Fund’s private investment funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. In accordance with GAAP, as a practical expedient, the fair value of the Fund’s ownership in private investment funds is determined based on the Fund’s pro-rata interest in the net assets of each private investment fund. The private investment funds value their underlying investments at fair value in accordance with policies established by such private investment funds, as described in each of their financial statements and offering memorandums. The Fund’s valuation method utilizes financial information supplied by each private investment fund and is net of management and incentive fees or allocations payable to the private investment fund’s manager pursuant to the private investment fund’s pertinent agreements. These investments are classified as Level 2 investments as they can be redeemed daily at fair value.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market

THE FX STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2016

discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair valuation team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Swap Agreements – The Funds that invest in swaps are subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate,

THE FX STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2016

in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortizes upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Consolidated Statements of Operations. Periodic payments and receipts and liquidation payments received or made at the termination of the swap agreement are recorded as realized gains or losses on the Consolidated Statements of Operations. The Funds segregates liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statements of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. As of June 31, 2016, the net change in unrealized appreciation on the swap contract was $209,290. For the six months ended June 30, 2016, the Fund had realized loss of $806,875 from the swap contract. The unrealized appreciation on swap contracts is disclosed on the Consolidated Statements of Assets and Liabilities.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

THE FX STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2016

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets +	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$3,708,244	$—	$—	$3,708,244
Mutual Funds	6,109,726	—	—	6,109,726
Private Investment Funds	—	11,210,837	—	11,210,837
Money Market Fund	2,914,851	—	—	2,914,851
Swap Contracts	—	209,290	—	209,290
Total	$12,732,821	$11,420,127	$—	$24,152,948

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of any levels during the current period presented. It is the Fund’s policy to record transfers into or out of all levels at the end of the reporting period.

+	See Portfolio of Investments for industry classification.

In accordance with its investment objective and through its exposure to derivative instruments, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Foreign Currency Risk: Currency investing and trading risks include market risk, credit risk and currency risk. Market risk results from adverse changes in exchange rates. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Foreign Investment Risk: Foreign investing involves adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Leverage Risk: Using derivatives to increase the Fund’s or an Underlying Fund’s combined long and short currency exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal Income Tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax

THE FX STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2016

positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Deposits with Brokers – The Fund deposits funds with Societe Generale (NewEdge) UK, Ltd. subject to CFTC regulations and various exchange and broker requirements. A certain amount of cash balances and investments are required to be held by the brokers to meet margin requirements for futures contract positions and swap contract positions. Margin requirements are satisfied by the deposit of cash and the U.S. Treasury Bills with such brokers. Deposit with Brokers at June 30, 2016 represents both partially restricted deposits required to meet margin and other brokers or regulatory requirements, and excess funds not required for margin. The Fund earns interest income on its deposits with the brokers. Amounts in excess of the margin requirement may be withdrawn by the Fund at any time. The Fund had $2,400,000 on deposit as collateral for swap contracts as of June 30, 2016.

Futures – The Fund engages in the speculative trading of foreign currency futures contracts and is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective. Futures contracts are valued daily and unrealized gains or losses are recorded as unrealized appreciation or depreciation on the statement of assets and liabilities. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. The Fund has credit risk for the account balance due from its broker. The broker, as the Fund’s futures commission merchant, is required by the regulations of the CFTC to separately account for and segregate all assets belonging to customers for the domestic trading of futures and is prohibited from commingling these assets with its own. In the event of a broker’s insolvency, recovery may be limited to a pro rata share of segregated funds available. It is possible that the recovered amount could be less than the total of cash and other property deposited. During the six months ended June 30, 2016, the Fund had net realized loss of $133,775 and an increase in unrealized depreciation of $102,756 on futures contracts subject to foreign currency exchange risk. Such amounts are disclosed on the Statement of Operations.

The derivative instruments outstanding as of June 30, 2016 as disclosed in the notes to financial statements and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The Fund had no master netting agreements or similar arrangements during the year and therefore disclosed all derivative contracts at their gross amounts. The Fund had $6,129 on deposit as collateral for futures contracts.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

THE FX STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2016

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $9,675,000 and $2,170,400, respectively.

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH RELATED PARTIES

Traub Capital Management, LLC serves as the Fund’s investment adviser (the “Adviser”).

Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. For the six months ended June 30, 2016, the Adviser earned $138,804 of advisory fees, of which $10,575 was due as of June 30, 2016.

The Adviser has contractually agreed to waive a portion of its management fee through April 30, 2017 so that such fees do not exceed 0.50% of the Fund’s average daily net assets. The total management fees contractually waived by the Adviser for the six months ended June 30, 2016, amounted to $69,402.

Distributor – The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (“Plans”), for Class I and Class A shares, respectively. Pursuant to Rule 12b-1 under the 1940 Act, the Plans provide that a monthly service and/or distribution fee is calculated at an annual rate of 0.25% of the average daily net assets for each of Class I and Class A shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Adviser. For the six months ended June 30, 2016, pursuant to the Plans, Class I shares accrued $30,888; however, the Distributor voluntarily waived all 12b-1 fees for the six months ended June 30, 2016. No fees were paid for Class A shares as the Plan was inactive for Class A shares during the six months ended June 30, 2016.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A shares. For the six months ended June 30, 2016, the Distributor received $0 in underwriting commissions for sales of Class A shares, of which $0 was retained by the principal underwriter or other affiliated broker-dealers. In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, and transfer agency related services to the Fund. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Trust for serving in such capacities.

THE FX STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2016

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following year was as follows:

Fiscal Year Ended
December 31, 2015
Ordinary Income	$238,907
Long-Term Capital Gain	3,811,329
Return of Capital	1,267,302
$5,317,538

There were no distributions for the year ended December 31, 2014.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$—	$—	$—	$18,128	$18,128

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and net realized loss from security transactions is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on Section 1256 contracts and tax adjustments for partnerships and passive foreign investment companies.

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses and short-term capital gains and tax adjustments for partnerships, resulted in reclassification for the year ended December 31, 2015 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$103,489	$2,720,270	$(2,823,759)

6.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

THE FX STRATEGY FUND
DISCLOSURE OF FUND EXPENSES (Unaudited)
June 30, 2016

As a shareholder of the Fund you incur (i) transaction costs (for Class A) and (ii) ongoing costs, including management fees, shareholder service fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 through June 30, 2016.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid
	Account Value	Value	During the Period*
	(1/1/16)	(6/30/16)	(1/1/16 to 6/30/16)
Actual
Class I	$1,000.00	$ 920.00	$ 7.69
Class A	$1,000.00	$ 920.90	$ 7.69
Hypothetical
(5% return before expenses)
Class I	$1,000.00	$ 1,016.87	$ 8.07
Class A	$1,000.00	$ 1,016.87	$ 8.07

*	Expenses Paid During Period are equal to the Fund’s annualized expense ratio of 1.61% for Class I and 1.61% for Class A, multiplied by the average account value over the period, multiplied by 182 days and divided by 366 (to reflect the number of days in the six-month period ended June 30, 2016).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-397-8728 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-397-8728.

INVESTMENT ADVISER
Traub Capital Management, LLC
97 Chapel Street-2nd Floor
Needham, MA 02492

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/ President

Date 9/8/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/ President

Date 9/8/16

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 9/8/16